PRINCIPAL ACCOUNTING POLICIES - Other income (Details)	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Other income (net)
Gain on disposal of cost method investment		¥ 141,094,189
Gain on disposal of available-for-sale investment	$ 21,163,689	140,651,759
Subsidy income		66,136,662	¥ 17,803,446
Reimbursement from the depository		12,881,408	11,582,882
Gain on deconsolidation of subsidiaries	494,892	3,289,000	1,873,977
Foreign exchange losses		(60,575,556)	(10,054,336)
Bank charges		(50,624,064)	(37,907,809)
Others		34,919,435	13,130,209
Total	$ 43,300,807	¥ 287,772,833	¥ (3,571,631)